Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Basis of Presentation and Significant Accounting Policies [Abstract]
Non Cash Impairment And Other Losses [Table Text Block]
(Amounts in thousands)	For the Year Ended December 31,
	2014	2013		2012
Impairment losses	$-	$-		$6,138
Acquisition related costs	18,435	24,857	(1)	11,248
	$18,435	$24,857		$17,386

(1)	Includes a $10,949 prepayment penalty in connection with the repayment of the mortgage loan upon the acquisition of 655 Fifth Avenue.

Reconciliation Of Net Income Attributable To Common Shareholders To Estimated Taxable Income [Table Text Block]
(Amounts in thousands)	For the Year Ended December 31,
	2014	2013	2012
Net income attributable to common shareholders	$783,388	$392,034	$549,271
Book to tax differences (unaudited):
Depreciation and amortization	219,403	155,401	205,155
Impairment losses on marketable equity securities	-	37,236	211,328
Straight-line rent adjustments	(77,526)	(64,811)	(64,679)
Earnings of partially owned entities	71,960	339,376	(60,049)
Stock options	(9,566)	4,884	(28,701)
Sale of real estate	(477,061)	(324,936)	(123,905)
Derivatives	-	31,578	71,228
Other, net	1,260	4,608	17,080
Estimated taxable income (unaudited)	$511,858	$575,370	$776,728